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Morningstar Conservative ETF Asset Allocation Portfolio | Class I
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,107	$ 10,116	$ 10,152	$ 10,053	$ 9,938		$ 10,021	$ 10,114	$ 10,207	$ 10,235	$ 10,319	$ 10,385	$ 10,385	$ 10,487	$ 10,543	$ 10,552	$ 10,580	$ 10,608	$ 10,667	$ 10,715	$ 10,572	$ 10,601	$ 10,534	$ 10,553	$ 10,514	$ 10,581	$ 10,591	$ 10,581	$ 10,390	$ 10,457	$ 10,445	$ 10,693	$ 10,723	$ 10,853	$ 10,912	$ 10,892	$ 11,131	$ 11,131	$ 11,211	$ 11,231	$ 11,330	$ 11,340	$ 11,463	$ 11,494	$ 11,391	$ 10,858	$ 11,258	$ 11,453	$ 11,555	$ 11,750	$ 11,822	$ 11,709	$ 11,627	$ 12,068	$ 12,242	$ 12,179	$ 12,137	$ 12,137	$ 12,305	$ 12,389	$ 12,452	$ 12,557	$ 12,599	$ 12,421	$ 12,526	$ 12,431	$ 12,550	$ 12,275	$ 12,133	$ 12,001	$ 11,507	$ 11,617	$ 11,199	$ 11,573	$ 11,243	$ 10,672	$ 10,804	$ 11,254	$ 11,092	$ 11,498	$ 11,208	$ 11,440	$ 11,510	$ 11,371	$ 11,498	$ 11,614	$ 11,521	$ 11,255	$ 11,104	$ 11,614	$ 12,001	$ 12,001	$ 12,013	$ 12,170	$ 11,905	$ 12,146	$ 12,266	$ 12,519	$ 12,687	$ 12,856	$ 12,627	$ 12,856	$ 12,663	$ 12,799	$ 12,935	$ 12,824	$ 12,873	$ 12,996	$ 13,243	$ 13,268	$ 13,453	$ 13,626	$ 13,737	$ 13,811	$ 13,817	$ 13,906	$ 14,084	$ 13,728	$ 14,059	$ 14,249	$ 14,249
Morningstar Conservative ETF Asset Allocation Portfolio | Class II
Account Value [Line Items]
Accumulated Value	10,000	10,117	10,117	10,144	10,054	9,937		10,010	10,104	10,198	10,226	10,300	10,366	10,366	10,460	10,516	10,525	10,553	10,572	10,631	10,679	10,536	10,555	10,488	10,507	10,469	10,536	10,545	10,526	10,335	10,402	10,380	10,628	10,658	10,787	10,837	10,827	11,055	11,055	11,135	11,145	11,244	11,254	11,369	11,399	11,297	10,766	11,154	11,348	11,440	11,634	11,706	11,593	11,512	11,941	12,107	12,044	12,002	12,002	12,169	12,243	12,305	12,410	12,451	12,263	12,368	12,274	12,382	12,110	11,969	11,838	11,348	11,457	11,043	11,402	11,076	10,509	10,651	11,086	10,919	11,320	11,034	11,263	11,320	11,183	11,309	11,424	11,320	11,068	10,907	11,412	11,775	11,787	11,787	11,942	11,680	11,918	12,025	12,274	12,441	12,607	12,369	12,595	12,398	12,532	12,666	12,557	12,605	12,715	12,958	12,982	13,164	13,322	13,432	13,492	13,493	13,592	13,755	13,418	13,717	13,917	13,904
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class I
Account Value [Line Items]
Accumulated Value	10,000	10,179	10,198	10,236	10,113	10,075		10,190	10,322	10,475	10,516	10,618	10,699	10,720	10,862	10,923	10,984	11,056	11,127	11,221	11,396	11,155	11,144	11,101	11,133	11,079	11,221	11,243	11,243	10,871	10,980	10,773	11,172	11,265	11,394	11,523	11,336	11,687	11,687	11,687	11,781	11,922	12,004	12,194	12,157	11,837	10,987	11,590	11,874	12,009	12,280	12,477	12,293	12,169	12,933	13,258	13,207	13,335	13,450	13,705	13,858	13,922	14,012	14,114	13,846	14,076	13,897	14,141	13,778	13,603	13,549	12,904	13,039	12,393	12,891	12,501	11,735	12,084	12,689	12,400	12,963	12,617	12,848	12,949	12,761	13,079	13,310	13,137	12,776	12,544	13,252	13,762	13,762	13,912	14,182	13,822	14,182	14,347	14,647	14,872	15,081	14,812	15,186	14,890	15,123	15,216	14,952	14,999	15,309	15,711	15,789	16,068	16,362	16,564	16,626	16,667	16,893	17,119	16,546	17,241	17,658	17,606
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class II
Account Value [Line Items]
Accumulated Value	10,000	10,181	10,190	10,235	10,109	10,072		10,175	10,311	10,457	10,496	10,593	10,680	10,699	10,845	10,894	10,952	11,030	11,088	11,187	11,363	11,114	11,104	11,052	11,083	11,031	11,166	11,187	11,176	10,814	10,917	10,711	11,097	11,185	11,318	11,439	11,262	11,604	11,604	11,604	11,682	11,825	11,902	12,093	12,047	11,735	10,882	11,482	11,759	11,897	12,162	12,358	12,174	12,047	12,796	13,112	13,053	13,184	13,303	13,552	13,683	13,755	13,838	13,945	13,671	13,897	13,707	13,960	13,599	13,412	13,362	12,715	12,852	12,204	12,702	12,316	11,557	11,893	12,491	12,210	12,754	12,422	12,648	12,741	12,555	12,861	13,087	12,901	12,555	12,329	13,007	13,503	13,503	13,654	13,915	13,558	13,901	14,065	14,367	14,573	14,792	14,518	14,874	14,579	14,805	14,889	14,635	14,678	14,974	15,369	15,439	15,721	15,989	16,186	16,257	16,285	16,504	16,723	16,160	16,833	17,224	17,177
Morningstar Balanced ETF Asset Allocation Portfolio | Class I
Account Value [Line Items]
Accumulated Value	10,000	10,260	10,278	10,314	10,161	10,224		10,362	10,545	10,737	10,795	10,910	11,007	11,055	11,237	11,285	11,410	11,535	11,660	11,777	12,090	11,735	11,704	11,673	11,725	11,642	11,850	11,881	11,892	11,329	11,485	11,068	11,621	11,774	11,915	12,103	11,750	12,232	12,221	12,138	12,291	12,491	12,632	12,902	12,766	12,201	10,948	11,783	12,164	12,349	12,680	13,012	12,742	12,570	13,676	14,115	14,077	14,383	14,650	15,018	15,235	15,298	15,362	15,552	15,171	15,565	15,247	15,669	15,211	14,996	15,063	14,243	14,391	13,476	14,149	13,692	12,710	13,315	14,095	13,694	14,416	14,011	14,199	14,329	14,084	14,604	14,979	14,705	14,228	13,910	14,835	15,489	15,474	15,792	16,201	15,701	16,216	16,428	16,791	17,064	17,336	17,003	17,533	17,116	17,459	17,474	17,085	17,116	17,661	18,254	18,394	18,799	19,220	19,516	19,610	19,696	20,070	20,373	19,500	20,676	21,389	21,282
Morningstar Balanced ETF Asset Allocation Portfolio | Class II
Account Value [Line Items]
Accumulated Value	10,000	10,258	10,276	10,312	10,151	10,214		10,355	10,526	10,717	10,783	10,888	10,983	11,031	11,212	11,259	11,373	11,497	11,621	11,735	12,044	11,694	11,653	11,622	11,663	11,591	11,787	11,818	11,828	11,272	11,416	11,004	11,547	11,697	11,836	12,021	11,674	12,137	12,137	12,044	12,194	12,379	12,530	12,793	12,649	12,095	10,856	11,674	12,047	12,228	12,552	12,877	12,613	12,432	13,527	13,960	13,923	14,221	14,469	14,842	15,053	15,115	15,165	15,351	14,978	15,363	15,053	15,466	15,008	14,785	14,851	14,039	14,183	13,279	13,934	13,489	12,506	13,109	13,882	13,473	14,188	13,782	13,964	14,090	13,838	14,356	14,720	14,440	13,978	13,670	14,566	15,201	15,186	15,494	15,889	15,406	15,903	16,108	16,459	16,723	16,986	16,649	17,176	16,762	17,092	17,107	16,717	16,747	17,273	17,843	17,994	18,369	18,790	19,075	19,150	19,228	19,604	19,895	19,040	20,185	20,869	20,766
Morningstar Growth ETF Asset Allocation Portfolio | Class I
Account Value [Line Items]
Accumulated Value	10,000	10,340	10,358	10,403	10,215	10,358		10,516	10,754	10,992	11,078	11,211	11,325	11,402	11,640	11,678	11,868	12,040	12,221	12,375	12,853	12,385	12,314	12,293	12,364	12,263	12,548	12,589	12,609	11,845	12,039	11,403	12,119	12,350	12,488	12,765	12,211	12,823	12,823	12,638	12,858	13,123	13,342	13,700	13,441	12,628	11,002	12,024	12,492	12,726	13,133	13,626	13,268	13,047	14,513	15,105	15,092	15,583	16,010	16,488	16,785	16,837	16,875	17,147	16,669	17,250	16,798	17,385	16,828	16,570	16,760	15,756	15,919	14,711	15,566	15,023	13,802	14,698	15,675	15,131	16,054	15,578	15,737	15,910	15,593	16,372	16,891	16,501	15,910	15,477	16,646	17,493	17,447	17,990	18,562	17,914	18,608	18,879	19,301	19,632	19,979	19,587	20,325	19,746	20,245	20,167	19,559	19,590	20,448	21,276	21,510	22,056	22,665	23,086	23,180	23,330	23,943	24,352	23,075	24,897	25,987	25,851
Morningstar Growth ETF Asset Allocation Portfolio | Class II
Account Value [Line Items]
Accumulated Value	10,000	10,337	10,355	10,400	10,209	10,346		10,510	10,742	10,974	11,060	11,186	11,302	11,369	11,611	11,649	11,833	12,006	12,180	12,328	12,803	12,339	12,267	12,236	12,308	12,205	12,483	12,524	12,535	11,782	11,968	11,337	12,049	12,271	12,411	12,680	12,131	12,727	12,727	12,540	12,762	13,007	13,229	13,578	13,317	12,508	10,902	11,910	12,371	12,595	12,993	13,479	13,130	12,906	14,350	14,937	14,911	15,406	15,823	16,292	16,579	16,618	16,657	16,931	16,449	17,022	16,566	17,160	16,599	16,340	16,531	15,519	15,683	14,494	15,328	14,794	13,591	14,466	15,423	14,886	15,785	15,321	15,466	15,640	15,321	16,090	16,598	16,206	15,626	15,191	16,337	17,159	17,113	17,658	18,203	17,567	18,248	18,505	18,914	19,232	19,580	19,171	19,912	19,333	19,818	19,740	19,145	19,160	19,990	20,788	21,023	21,556	22,150	22,557	22,636	22,795	23,376	23,769	22,522	24,298	25,357	25,203
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class I
Account Value [Line Items]
Accumulated Value	10,000	10,396	10,422	10,473	10,275	10,491		10,675	10,940	11,206	11,307	11,444	11,573	11,664	11,939	11,967	12,214	12,425	12,654	12,828	13,409	12,857	12,759	12,759	12,857	12,749	13,084	13,163	13,172	12,257	12,473	11,652	12,496	12,770	12,901	13,230	12,539	13,252	13,230	12,967	13,263	13,559	13,844	14,266	13,897	12,845	10,893	12,072	12,591	12,845	13,284	13,897	13,481	13,215	14,983	15,742	15,730	16,425	16,989	17,576	17,948	17,972	17,984	18,343	17,756	18,499	17,912	18,669	18,024	17,739	18,037	16,883	17,081	15,630	16,610	16,039	14,600	15,754	16,908	16,257	17,332	16,795	16,900	17,122	16,729	17,712	18,381	17,896	17,188	16,664	18,040	19,037	18,969	19,719	20,428	19,678	20,523	20,837	21,314	21,696	22,105	21,655	22,596	21,864	22,495	22,312	21,541	21,555	22,691	23,715	24,023	24,710	25,468	25,987	26,099	26,308	27,114	27,616	25,988	28,423	29,853	29,686
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class II
Account Value [Line Items]
Accumulated Value	10,000	10,391	10,408	10,460	10,260	10,477		10,658	10,916	11,183	11,275	11,414	11,533	11,626	11,902	11,921	12,160	12,382	12,603	12,768	13,351	12,797	12,698	12,688	12,787	12,679	13,015	13,084	13,094	12,174	12,392	11,577	12,412	12,676	12,808	13,138	12,445	13,138	13,127	12,852	13,149	13,435	13,721	14,143	13,761	12,721	10,789	11,946	12,466	12,709	13,148	13,738	13,334	13,068	14,802	15,551	15,551	16,222	16,785	17,349	17,708	17,732	17,744	18,091	17,516	18,247	17,660	18,402	17,771	17,474	17,771	16,633	16,818	15,383	16,348	15,779	14,368	15,494	16,633	15,978	17,035	16,513	16,618	16,826	16,435	17,401	18,040	17,570	16,866	16,343	17,701	18,674	18,606	19,338	20,029	19,284	20,111	20,409	20,883	21,235	21,642	21,195	22,116	21,397	22,009	21,828	21,063	21,077	22,176	23,177	23,469	24,137	24,874	25,375	25,473	25,676	26,460	26,942	25,359	27,726	29,098	28,947
ALPS | Alerian Energy Infrastructure Portfolio | Class I
Account Value [Line Items]
Accumulated Value	10,000	10,034	10,325	10,885	10,381	10,795		11,242	11,379	11,459	11,516	11,310	10,910	11,047	11,356	10,990	11,276	10,875	10,795	11,187	11,234	10,039	9,699	10,179	10,695	10,882	11,280	11,116	10,917	10,097	10,086	9,108	10,550	10,682	11,079	10,959	10,731	11,055	10,815	10,490	10,755	10,358	10,142	10,997	10,543	9,451	5,548	7,315	7,843	7,598	7,548	7,745	6,873	6,873	8,187	8,251	8,644	9,278	9,924	10,495	11,205	11,724	11,217	11,040	11,547	12,168	11,255	11,425	12,345	12,902	13,847	13,537	14,417	12,513	13,847	13,847	12,332	13,796	14,366	13,463	14,128	13,545	13,450	13,748	13,246	14,182	14,793	14,698	14,576	14,481	15,485	15,381	15,452	16,077	17,171	17,057	17,668	18,165	18,705	19,415	19,514	20,253	23,093	21,693	22,422	22,801	23,120	21,723	22,270	22,922	22,816	22,998	23,241	21,678	22,862	22,797	24,553	26,871	28,012	28,627	27,704	28,138
ALPS | Alerian Energy Infrastructure Portfolio | Class III
Account Value [Line Items]
Accumulated Value	10,000	10,034	10,325	10,875	10,382	10,786		11,219	11,357	11,426	11,483	11,277	10,865	11,002	11,311	10,933	11,219	10,819	10,727	11,125	11,160	9,981	9,631	10,110	10,612	10,810	11,195	11,032	10,822	10,005	9,993	9,016	10,445	10,576	10,969	10,850	10,624	10,934	10,696	10,374	10,636	10,231	10,017	10,856	10,408	9,330	5,465	7,222	7,730	7,488	7,440	7,633	6,761	6,761	8,058	8,129	8,502	9,125	9,747	10,320	11,004	11,515	11,004	10,830	11,328	11,926	11,042	11,199	12,101	12,634	13,561	13,256	14,120	12,240	13,548	13,536	12,063	13,485	14,031	13,139	13,790	13,219	13,126	13,405	12,914	13,829	14,413	14,320	14,188	14,095	15,077	14,966	15,035	15,644	16,695	16,585	17,166	17,650	18,162	18,839	18,936	19,642	22,394	21,042	21,735	22,088	22,398	21,027	21,543	22,177	22,074	22,236	22,472	20,954	22,088	22,023	23,722	25,947	27,033	27,612	26,736	27,138
ALPS Global Opportunity Portfolio | Class I
Account Value [Line Items]
Accumulated Value	10,000	10,502	10,581	10,857	10,719	10,828		11,022	11,469	11,625	11,739	12,311	12,821	12,998	13,403	13,309	13,642	13,694	13,621	13,819	14,804	14,054	13,797	13,969	13,701	13,626	14,022	14,076	14,429	13,165	13,004	12,130	13,279	13,658	13,784	14,520	13,934	14,761	14,876	14,807	15,186	15,691	16,254	17,024	17,268	15,571	11,818	13,154	13,863	14,270	15,095	15,920	15,525	15,211	17,337	18,652	18,210	18,894	19,309	20,636	20,877	21,158	22,016	22,512	21,560	23,074	22,297	23,218	21,574	20,688	20,717	18,524	18,510	16,416	18,102	16,894	14,898	16,022	17,442	16,558	18,058	17,665	17,271	17,721	17,758	18,527	19,240	19,015	18,771	17,871	20,009	21,396	21,603	22,278	22,803	22,353	23,459	23,178	24,584	24,715	25,240	24,697	26,459	25,309	26,725	25,883	24,385	24,775	25,350	26,150	26,273	26,499	26,006	25,103	25,001	25,701	25,362	23,081	21,703	23,284	23,826	23,036
ALPS Global Opportunity Portfolio | Class III
Account Value [Line Items]
Accumulated Value	10,000	10,483	10,562	10,838	10,690	10,799		10,989	11,436	11,585	11,694	12,261	12,767	12,936	13,344	13,244	13,572	13,622	13,542	13,732	14,708	13,955	13,701	13,864	13,589	13,528	13,904	13,955	14,301	13,040	12,877	12,011	13,139	13,519	13,638	14,354	13,779	14,593	14,691	14,626	14,995	15,483	16,047	16,796	17,026	15,359	11,651	12,956	13,658	14,053	14,865	15,666	15,282	14,964	17,048	18,349	17,899	18,562	18,963	20,266	20,491	20,767	21,606	22,082	21,143	22,621	21,857	22,741	21,121	20,258	20,271	18,128	18,101	16,050	17,709	16,520	14,560	15,644	17,030	16,167	17,617	17,242	16,849	17,293	17,327	18,060	18,759	18,521	18,282	17,395	19,476	20,823	21,010	21,676	22,153	21,727	22,818	22,528	23,893	24,012	24,524	23,978	25,683	24,573	25,942	25,110	23,666	24,036	24,591	25,369	25,480	25,702	25,221	24,332	24,221	24,907	24,585	22,372	21,024	22,533	23,056	22,291
Morningstar Conservative ETF Asset Allocation Portfolio | Class I | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US Aggregate Bond Index*
Accumulated Value	10,000	10,063	10,052	10,046	9,969	9,733		9,747	9,766	9,832	9,826	9,902	9,979	9,969	10,011	10,101	10,053	10,059	10,046	10,092	9,976	9,881	9,945	9,871	9,941	9,929	9,931	9,995	9,931	9,852	9,911	10,093	10,200	10,195	10,390	10,393	10,577	10,710	10,734	11,012	10,953	10,986	10,981	10,973	11,184	11,386	11,319	11,520	11,573	11,646	11,820	11,725	11,718	11,666	11,781	11,797	11,712	11,543	11,399	11,489	11,527	11,607	11,737	11,715	11,614	11,610	11,645	11,615	11,365	11,238	10,926	10,511	10,579	10,413	10,667	10,366	9,918	9,790	10,150	10,104	10,415	10,145	10,403	10,466	10,352	10,315	10,308	10,242	9,982	9,824	10,269	10,662	10,633	10,483	10,580	10,312	10,487	10,587	10,834	10,990	11,137	10,860	10,975	10,796	10,853	11,092	11,096	11,140	11,060	11,230	11,200	11,334	11,458	11,529	11,601	11,584	11,596	11,786	11,578	11,591	11,628	11,656
Morningstar Conservative ETF Asset Allocation Portfolio | Class II | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US Aggregate Bond Index*
Accumulated Value	10,000	10,063	10,052	10,046	9,969	9,733		9,747	9,766	9,832	9,826	9,902	9,979	9,969	10,011	10,101	10,053	10,059	10,046	10,092	9,976	9,881	9,945	9,871	9,941	9,929	9,931	9,995	9,931	9,852	9,911	10,093	10,200	10,195	10,390	10,393	10,577	10,710	10,734	11,012	10,953	10,986	10,981	10,973	11,184	11,386	11,319	11,520	11,573	11,646	11,820	11,725	11,718	11,666	11,781	11,797	11,712	11,543	11,399	11,489	11,527	11,607	11,737	11,715	11,614	11,610	11,645	11,615	11,365	11,238	10,926	10,511	10,579	10,413	10,667	10,366	9,918	9,790	10,150	10,104	10,415	10,145	10,403	10,466	10,352	10,315	10,308	10,242	9,982	9,824	10,269	10,662	10,633	10,483	10,580	10,312	10,487	10,587	10,834	10,990	11,137	10,860	10,975	10,796	10,853	11,092	11,096	11,140	11,060	11,230	11,200	11,334	11,458	11,529	11,601	11,584	11,596	11,786	11,578	11,591	11,628	11,656
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class I | Bloomberg US 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US 1000 Index*
Accumulated Value	10,000	10,383	10,397	10,408	10,203	10,601		10,800	11,018	11,443	11,454	11,577	11,729	11,815	12,047	12,080	12,341	12,627	13,010	13,153	13,881	13,373	13,072	13,113	13,450	13,536	14,002	14,471	14,521	13,483	13,771	12,511	13,569	14,035	14,272	14,847	13,914	14,883	15,123	14,853	15,103	15,419	16,000	16,453	16,482	15,138	13,143	14,879	15,678	16,027	16,943	18,186	17,526	17,115	19,128	19,929	19,780	20,366	21,112	22,241	22,324	22,923	23,412	24,098	22,998	24,599	24,273	25,214	23,749	23,087	23,846	21,689	21,634	19,850	21,708	20,876	18,936	20,441	21,534	20,277	21,643	21,120	21,793	22,051	22,174	23,673	24,490	24,058	22,931	22,370	24,471	25,684	26,037	27,453	28,335	27,114	28,393	29,343	29,758	30,441	31,086	30,850	32,820	31,907	32,909	32,334	30,435	30,262	32,217	33,877	34,643	35,352	36,619	37,447	37,498	37,494	38,037	37,805	35,912	39,624	41,717	41,474
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class II | Bloomberg US 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US 1000 Index*
Accumulated Value	10,000	10,383	10,397	10,408	10,203	10,601		10,800	11,018	11,443	11,454	11,577	11,729	11,815	12,047	12,080	12,341	12,627	13,010	13,153	13,881	13,373	13,072	13,113	13,450	13,536	14,002	14,471	14,521	13,483	13,771	12,511	13,569	14,035	14,272	14,847	13,914	14,883	15,123	14,853	15,103	15,419	16,000	16,453	16,482	15,138	13,143	14,879	15,678	16,027	16,943	18,186	17,526	17,115	19,128	19,929	19,780	20,366	21,112	22,241	22,324	22,923	23,412	24,098	22,998	24,599	24,273	25,214	23,749	23,087	23,846	21,689	21,634	19,850	21,708	20,876	18,936	20,441	21,534	20,277	21,643	21,120	21,793	22,051	22,174	23,673	24,490	24,058	22,931	22,370	24,471	25,684	26,037	27,453	28,335	27,114	28,393	29,343	29,758	30,441	31,086	30,850	32,820	31,907	32,909	32,334	30,435	30,262	32,217	33,877	34,643	35,352	36,619	37,447	37,498	37,494	38,037	37,805	35,912	39,624	41,717	41,474
Morningstar Balanced ETF Asset Allocation Portfolio | Class I | Bloomberg US 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US 1000 Index*
Accumulated Value	10,000	10,383	10,397	10,408	10,203	10,601		10,800	11,018	11,443	11,454	11,577	11,729	11,815	12,047	12,080	12,341	12,627	13,010	13,153	13,881	13,373	13,072	13,113	13,450	13,536	14,002	14,471	14,521	13,483	13,771	12,511	13,569	14,035	14,272	14,847	13,914	14,883	15,123	14,853	15,103	15,419	16,000	16,453	16,482	15,138	13,143	14,879	15,678	16,027	16,943	18,186	17,526	17,115	19,128	19,929	19,780	20,366	21,112	22,241	22,324	22,923	23,412	24,098	22,998	24,599	24,273	25,214	23,749	23,087	23,846	21,689	21,634	19,850	21,708	20,876	18,936	20,441	21,534	20,277	21,643	21,120	21,793	22,051	22,174	23,673	24,490	24,058	22,931	22,370	24,471	25,684	26,037	27,453	28,335	27,114	28,393	29,343	29,758	30,441	31,086	30,850	32,820	31,907	32,909	32,334	30,435	30,262	32,217	33,877	34,643	35,352	36,619	37,447	37,498	37,494	38,037	37,805	35,912	39,624	41,717	41,474
Morningstar Balanced ETF Asset Allocation Portfolio | Class II | Bloomberg US 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US 1000 Index*
Accumulated Value	10,000	10,383	10,397	10,408	10,203	10,601		10,800	11,018	11,443	11,454	11,577	11,729	11,815	12,047	12,080	12,341	12,627	13,010	13,153	13,881	13,373	13,072	13,113	13,450	13,536	14,002	14,471	14,521	13,483	13,771	12,511	13,569	14,035	14,272	14,847	13,914	14,883	15,123	14,853	15,103	15,419	16,000	16,453	16,482	15,138	13,143	14,879	15,678	16,027	16,943	18,186	17,526	17,115	19,128	19,929	19,780	20,366	21,112	22,241	22,324	22,923	23,412	24,098	22,998	24,599	24,273	25,214	23,749	23,087	23,846	21,689	21,634	19,850	21,708	20,876	18,936	20,441	21,534	20,277	21,643	21,120	21,793	22,051	22,174	23,673	24,490	24,058	22,931	22,370	24,471	25,684	26,037	27,453	28,335	27,114	28,393	29,343	29,758	30,441	31,086	30,850	32,820	31,907	32,909	32,334	30,435	30,262	32,217	33,877	34,643	35,352	36,619	37,447	37,498	37,494	38,037	37,805	35,912	39,624	41,717	41,474
Morningstar Growth ETF Asset Allocation Portfolio | Class I | Bloomberg US 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US 1000 Index*
Accumulated Value	10,000	10,383	10,397	10,408	10,203	10,601		10,800	11,018	11,443	11,454	11,577	11,729	11,815	12,047	12,080	12,341	12,627	13,010	13,153	13,881	13,373	13,072	13,113	13,450	13,536	14,002	14,471	14,521	13,483	13,771	12,511	13,569	14,035	14,272	14,847	13,914	14,883	15,123	14,853	15,103	15,419	16,000	16,453	16,482	15,138	13,143	14,879	15,678	16,027	16,943	18,186	17,526	17,115	19,128	19,929	19,780	20,366	21,112	22,241	22,324	22,923	23,412	24,098	22,998	24,599	24,273	25,214	23,749	23,087	23,846	21,689	21,634	19,850	21,708	20,876	18,936	20,441	21,534	20,277	21,643	21,120	21,793	22,051	22,174	23,673	24,490	24,058	22,931	22,370	24,471	25,684	26,037	27,453	28,335	27,114	28,393	29,343	29,758	30,441	31,086	30,850	32,820	31,907	32,909	32,334	30,435	30,262	32,217	33,877	34,643	35,352	36,619	37,447	37,498	37,494	38,037	37,805	35,912	39,624	41,717	41,474
Morningstar Growth ETF Asset Allocation Portfolio | Class II | Bloomberg US 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US 1000 Index*
Accumulated Value	10,000	10,383	10,397	10,408	10,203	10,601		10,800	11,018	11,443	11,454	11,577	11,729	11,815	12,047	12,080	12,341	12,627	13,010	13,153	13,881	13,373	13,072	13,113	13,450	13,536	14,002	14,471	14,521	13,483	13,771	12,511	13,569	14,035	14,272	14,847	13,914	14,883	15,123	14,853	15,103	15,419	16,000	16,453	16,482	15,138	13,143	14,879	15,678	16,027	16,943	18,186	17,526	17,115	19,128	19,929	19,780	20,366	21,112	22,241	22,324	22,923	23,412	24,098	22,998	24,599	24,273	25,214	23,749	23,087	23,846	21,689	21,634	19,850	21,708	20,876	18,936	20,441	21,534	20,277	21,643	21,120	21,793	22,051	22,174	23,673	24,490	24,058	22,931	22,370	24,471	25,684	26,037	27,453	28,335	27,114	28,393	29,343	29,758	30,441	31,086	30,850	32,820	31,907	32,909	32,334	30,435	30,262	32,217	33,877	34,643	35,352	36,619	37,447	37,498	37,494	38,037	37,805	35,912	39,624	41,717	41,474
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class I | Bloomberg US 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US 1000 Index*
Accumulated Value	10,000	10,383	10,397	10,408	10,203	10,601		10,800	11,018	11,443	11,454	11,577	11,729	11,815	12,047	12,080	12,341	12,627	13,010	13,153	13,881	13,373	13,072	13,113	13,450	13,536	14,002	14,471	14,521	13,483	13,771	12,511	13,569	14,035	14,272	14,847	13,914	14,883	15,123	14,853	15,103	15,419	16,000	16,453	16,482	15,138	13,143	14,879	15,678	16,027	16,943	18,186	17,526	17,115	19,128	19,929	19,780	20,366	21,112	22,241	22,324	22,923	23,412	24,098	22,998	24,599	24,273	25,214	23,749	23,087	23,846	21,689	21,634	19,850	21,708	20,876	18,936	20,441	21,534	20,277	21,643	21,120	21,793	22,051	22,174	23,673	24,490	24,058	22,931	22,370	24,471	25,684	26,037	27,453	28,335	27,114	28,393	29,343	29,758	30,441	31,086	30,850	32,820	31,907	32,909	32,334	30,435	30,262	32,217	33,877	34,643	35,352	36,619	37,447	37,498	37,494	38,037	37,805	35,912	39,624	41,717	41,474
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class II | Bloomberg US 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US 1000 Index*
Accumulated Value	10,000	10,383	10,397	10,408	10,203	10,601		10,800	11,018	11,443	11,454	11,577	11,729	11,815	12,047	12,080	12,341	12,627	13,010	13,153	13,881	13,373	13,072	13,113	13,450	13,536	14,002	14,471	14,521	13,483	13,771	12,511	13,569	14,035	14,272	14,847	13,914	14,883	15,123	14,853	15,103	15,419	16,000	16,453	16,482	15,138	13,143	14,879	15,678	16,027	16,943	18,186	17,526	17,115	19,128	19,929	19,780	20,366	21,112	22,241	22,324	22,923	23,412	24,098	22,998	24,599	24,273	25,214	23,749	23,087	23,846	21,689	21,634	19,850	21,708	20,876	18,936	20,441	21,534	20,277	21,643	21,120	21,793	22,051	22,174	23,673	24,490	24,058	22,931	22,370	24,471	25,684	26,037	27,453	28,335	27,114	28,393	29,343	29,758	30,441	31,086	30,850	32,820	31,907	32,909	32,334	30,435	30,262	32,217	33,877	34,643	35,352	36,619	37,447	37,498	37,494	38,037	37,805	35,912	39,624	41,717	41,474
ALPS | Alerian Energy Infrastructure Portfolio | Class I | Bloomberg US 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US 1000 Index*
Accumulated Value	10,000	10,383	10,397	10,408	10,203	10,601		10,800	11,018	11,443	11,454	11,577	11,729	11,815	12,047	12,080	12,341	12,627	13,010	13,153	13,881	13,373	13,072	13,113	13,450	13,536	14,002	14,471	14,521	13,483	13,771	12,511	13,569	14,035	14,272	14,847	13,914	14,883	15,123	14,853	15,103	15,419	16,000	16,453	16,482	15,138	13,143	14,879	15,678	16,027	16,943	18,186	17,526	17,115	19,128	19,929	19,780	20,366	21,112	22,241	22,324	22,923	23,412	24,098	22,998	24,599	24,273	25,214	23,749	23,087	23,846	21,689	21,634	19,850	21,708	20,876	18,936	20,441	21,534	20,277	21,643	21,120	21,793	22,051	22,174	23,673	24,490	24,058	22,931	22,370	24,471	25,684	26,037	27,453	28,335	27,114	28,393	29,343	29,758	30,441	31,086	30,850	32,820	31,907	32,909	32,334	30,435	30,262	32,217	33,877	34,643	35,352	36,619	37,447	37,498	37,494	38,037	37,805	35,912	39,624	41,717	41,474
ALPS | Alerian Energy Infrastructure Portfolio | Class III | Bloomberg US 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US 1000 Index*
Accumulated Value	10,000	10,383	10,397	10,408	10,203	10,601		10,800	11,018	11,443	11,454	11,577	11,729	11,815	12,047	12,080	12,341	12,627	13,010	13,153	13,881	13,373	13,072	13,113	13,450	13,536	14,002	14,471	14,521	13,483	13,771	12,511	13,569	14,035	14,272	14,847	13,914	14,883	15,123	14,853	15,103	15,419	16,000	16,453	16,482	15,138	13,143	14,879	15,678	16,027	16,943	18,186	17,526	17,115	19,128	19,929	19,780	20,366	21,112	22,241	22,324	22,923	23,412	24,098	22,998	24,599	24,273	25,214	23,749	23,087	23,846	21,689	21,634	19,850	21,708	20,876	18,936	20,441	21,534	20,277	21,643	21,120	21,793	22,051	22,174	23,673	24,490	24,058	22,931	22,370	24,471	25,684	26,037	27,453	28,335	27,114	28,393	29,343	29,758	30,441	31,086	30,850	32,820	31,907	32,909	32,334	30,435	30,262	32,217	33,877	34,643	35,352	36,619	37,447	37,498	37,494	38,037	37,805	35,912	39,624	41,717	41,474
ALPS Global Opportunity Portfolio | Class I | Morningstar Developed Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name							Morningstar Developed Markets Index*
Accumulated Value	10,000	10,438	10,444	10,506	10,286	10,457		10,709	10,966	11,261	11,371	11,549	11,786	11,845	12,128	12,142	12,434	12,666	12,941	13,118	13,784	13,219	12,957	13,103	13,207	13,189	13,570	13,747	13,798	12,744	12,893	11,895	12,847	13,237	13,383	13,849	13,049	13,891	13,957	13,657	13,945	14,308	14,710	15,150	15,029	13,746	11,836	13,141	13,809	14,158	14,813	15,788	15,274	14,844	16,775	17,526	17,397	17,882	18,442	19,277	19,539	19,780	20,074	20,579	19,750	20,809	20,276	21,138	19,956	19,508	19,999	18,349	18,351	16,732	18,066	17,324	15,690	16,813	17,994	17,300	18,513	18,073	18,528	18,832	18,605	19,731	20,414	19,906	19,040	18,442	20,168	21,226	21,422	22,311	23,043	22,163	23,141	23,524	24,029	24,625	25,075	24,551	25,690	24,950	25,832	25,601	24,501	24,732	26,181	27,306	27,665	28,437	29,303	29,832	29,988	30,234	30,998	31,334	29,265	32,048	33,473	33,250
ALPS Global Opportunity Portfolio | Class III | Morningstar Developed Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name							Morningstar Developed Markets Index*
Accumulated Value	10,000	10,438	10,444	10,506	10,286	10,457		10,709	10,966	11,261	11,371	11,549	11,786	11,845	12,128	12,142	12,434	12,666	12,941	13,118	13,784	13,219	12,957	13,103	13,207	13,189	13,570	13,747	13,798	12,744	12,893	11,895	12,847	13,237	13,383	13,849	13,049	13,891	13,957	13,657	13,945	14,308	14,710	15,150	15,029	13,746	11,836	13,141	13,809	14,158	14,813	15,788	15,274	14,844	16,775	17,526	17,397	17,882	18,442	19,277	19,539	19,780	20,074	20,579	19,750	20,809	20,276	21,138	19,956	19,508	19,999	18,349	18,351	16,732	18,066	17,324	15,690	16,813	17,994	17,300	18,513	18,073	18,528	18,832	18,605	19,731	20,414	19,906	19,040	18,442	20,168	21,226	21,422	22,311	23,043	22,163	23,141	23,524	24,029	24,625	25,075	24,551	25,690	24,950	25,832	25,601	24,501	24,732	26,181	27,306	27,665	28,437	29,303	29,832	29,988	30,234	30,998	31,334	29,265	32,048	33,473	33,250
Morningstar Conservative ETF Asset Allocation Portfolio | Class I | Conservative Blended Benchmark-1 (20% Equity)
Account Value [Line Items]
Line Graph and Table Measure Name							Conservative Blended Benchmark-1 (20% Equity)(a)
Accumulated Value	10,000	10,142	10,142	10,166	10,031	9,880		9,928	10,014	10,125	10,142	10,240	10,349	10,358	10,473	10,548	10,557	10,600	10,672	10,731	10,829	10,676	10,691	10,637	10,670	10,655	10,729	10,793	10,758	10,525	10,594	10,558	10,844	10,902	11,056	11,137	11,121	11,406	11,434	11,564	11,561	11,657	11,702	11,802	11,921	11,831	11,326	11,743	11,929	12,070	12,395	12,511	12,411	12,336	12,773	12,956	12,881	12,818	12,765	12,965	13,044	13,106	13,233	13,284	13,063	13,185	13,122	13,211	12,863	12,683	12,490	11,899	11,935	11,522	11,898	11,553	10,957	11,037	11,517	11,406	11,825	11,540	11,822	11,901	11,775	11,922	12,035	11,906	11,588	11,404	12,001	12,466	12,429	12,440	12,600	12,302	12,541	12,654	12,928	13,151	13,352	13,060	13,257	13,028	13,169	13,318	13,227	13,361	13,478	13,766	13,756	13,956	14,149	14,252	14,312	14,343	14,471	14,651	14,231	14,586	14,773	14,757
Morningstar Conservative ETF Asset Allocation Portfolio | Class I | Blended Secondary Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name							Blended Secondary Benchmark(b)
Accumulated Value	10,000	10,120	10,115	10,111	10,018	9,919		9,969	10,021	10,150	10,149	10,227	10,314	10,320	10,395	10,470	10,478	10,531	10,587	10,646	10,680	10,528	10,525	10,477	10,583	10,588	10,670	10,791	10,753	10,546	10,636	10,588	10,842	10,908	11,105	11,198	11,203	11,465	11,518	11,701	11,701	11,779	11,861	11,928	12,096	12,057	11,710	12,163	12,320	12,425	12,701	12,809	12,707	12,598	12,964	13,077	12,982	12,917	12,912	13,125	13,175	13,304	13,475	13,539	13,327	13,511	13,522	13,618	13,263	13,075	12,908	12,325	12,388	12,042	12,480	12,122	11,518	11,597	12,040	11,865	12,284	11,995	12,309	12,405	12,320	12,455	12,532	12,438	12,092	11,906	12,520	12,988	13,010	13,018	13,194	12,847	13,137	13,326	13,590	13,802	14,000	13,726	13,996	13,766	13,899	14,089	13,938	13,963	14,069	14,373	14,414	14,602	14,828	14,969	15,047	15,036	15,094	15,255	14,910	15,238	15,436	15,437
Morningstar Conservative ETF Asset Allocation Portfolio | Class II | Conservative Blended Benchmark-1 (20% Equity)
Account Value [Line Items]
Line Graph and Table Measure Name							Conservative Blended Benchmark-1 (20% Equity)(a)
Accumulated Value	10,000	10,142	10,142	10,166	10,031	9,880		9,928	10,014	10,125	10,142	10,240	10,349	10,358	10,473	10,548	10,557	10,600	10,672	10,731	10,829	10,676	10,691	10,637	10,670	10,655	10,729	10,793	10,758	10,525	10,594	10,558	10,844	10,902	11,056	11,137	11,121	11,406	11,434	11,564	11,561	11,657	11,702	11,802	11,921	11,831	11,326	11,743	11,929	12,070	12,395	12,511	12,411	12,336	12,773	12,956	12,881	12,818	12,765	12,965	13,044	13,106	13,233	13,284	13,063	13,185	13,122	13,211	12,863	12,683	12,490	11,899	11,935	11,522	11,898	11,553	10,957	11,037	11,517	11,406	11,825	11,540	11,822	11,901	11,775	11,922	12,035	11,906	11,588	11,404	12,001	12,466	12,429	12,440	12,600	12,302	12,541	12,654	12,928	13,151	13,352	13,060	13,257	13,028	13,169	13,318	13,227	13,361	13,478	13,766	13,756	13,956	14,149	14,252	14,312	14,343	14,471	14,651	14,231	14,586	14,773	14,757
Morningstar Conservative ETF Asset Allocation Portfolio | Class II | Blended Secondary Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name							Blended Secondary Benchmark(b)
Accumulated Value	10,000	10,120	10,115	10,111	10,018	9,919		9,969	10,021	10,150	10,149	10,227	10,314	10,320	10,395	10,470	10,478	10,531	10,587	10,646	10,680	10,528	10,525	10,477	10,583	10,588	10,670	10,791	10,753	10,546	10,636	10,588	10,842	10,908	11,105	11,198	11,203	11,465	11,518	11,701	11,701	11,779	11,861	11,928	12,096	12,057	11,710	12,163	12,320	12,425	12,701	12,809	12,707	12,598	12,964	13,077	12,982	12,917	12,912	13,125	13,175	13,304	13,475	13,539	13,327	13,511	13,522	13,618	13,263	13,075	12,908	12,325	12,388	12,042	12,480	12,122	11,518	11,597	12,040	11,865	12,284	11,995	12,309	12,405	12,320	12,455	12,532	12,438	12,092	11,906	12,520	12,988	13,010	13,018	13,194	12,847	13,137	13,326	13,590	13,802	14,000	13,726	13,996	13,766	13,899	14,089	13,938	13,963	14,069	14,373	14,414	14,602	14,828	14,969	15,047	15,036	15,094	15,255	14,910	15,238	15,436	15,437
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class I | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US Aggregate Bond Index*
Accumulated Value	10,000	10,063	10,052	10,046	9,969	9,733		9,747	9,766	9,832	9,826	9,902	9,979	9,969	10,011	10,101	10,053	10,059	10,046	10,092	9,976	9,881	9,945	9,871	9,941	9,929	9,931	9,995	9,931	9,852	9,911	10,093	10,200	10,195	10,390	10,393	10,577	10,710	10,734	11,012	10,953	10,986	10,981	10,973	11,184	11,386	11,319	11,520	11,573	11,646	11,820	11,725	11,718	11,666	11,781	11,797	11,712	11,543	11,399	11,489	11,527	11,607	11,737	11,715	11,614	11,610	11,645	11,615	11,365	11,238	10,926	10,511	10,579	10,413	10,667	10,366	9,918	9,790	10,150	10,104	10,415	10,145	10,403	10,466	10,352	10,315	10,308	10,242	9,982	9,824	10,269	10,662	10,633	10,483	10,580	10,312	10,487	10,587	10,834	10,990	11,137	10,860	10,975	10,796	10,853	11,092	11,096	11,140	11,060	11,230	11,200	11,334	11,458	11,529	11,601	11,584	11,596	11,786	11,578	11,591	11,628	11,656
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class I | Income & Growth Blended Benchmark-1 (40% Equity)
Account Value [Line Items]
Line Graph and Table Measure Name							Income & Growth Blended Benchmark-1 (40% Equity)(a)
Accumulated Value	10,000	10,216	10,224	10,255	10,100	10,041		10,132	10,258	10,426	10,460	10,574	10,706	10,731	10,886	10,954	11,022	11,114	11,237	11,324	11,550	11,311	11,269	11,245	11,310	11,293	11,437	11,543	11,520	11,110	11,213	10,967	11,421	11,553	11,715	11,883	11,694	12,116	12,160	12,200	12,257	12,413	12,540	12,724	12,797	12,467	11,621	12,287	12,587	12,792	13,225	13,529	13,336	13,204	13,974	14,294	14,221	14,264	14,318	14,652	14,764	14,877	15,019	15,161	14,813	15,114	14,971	15,195	14,680	14,438	14,350	13,533	13,565	12,915	13,489	13,067	12,235	12,500	13,141	12,908	13,500	13,157	13,488	13,598	13,461	13,790	14,017	13,810	13,375	13,104	13,936	14,536	14,520	14,686	14,946	14,537	14,905	15,088	15,415	15,708	15,981	15,628	15,977	15,654	15,908	16,010	15,761	15,906	16,242	16,694	16,748	17,046	17,371	17,558	17,623	17,687	17,933	18,157	17,452	18,223	18,627	18,584
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class I | Blended Secondary Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name							Blended Secondary Benchmark(b)
Accumulated Value	10,000	10,182	10,182	10,180	10,062	10,081		10,168	10,257	10,458	10,460	10,547	10,652	10,673	10,786	10,853	10,915	11,021	11,148	11,227	11,413	11,186	11,113	11,085	11,236	11,257	11,427	11,618	11,604	11,237	11,367	11,072	11,493	11,638	11,853	12,048	11,860	12,278	12,364	12,464	12,521	12,652	12,833	12,984	13,120	12,819	12,146	12,888	13,167	13,317	13,727	14,061	13,843	13,662	14,334	14,565	14,449	14,494	14,648	15,024	15,094	15,293	15,532	15,705	15,338	15,765	15,747	16,008	15,487	15,206	15,200	14,353	14,415	13,814	14,510	14,049	13,199	13,534	14,112	13,755	14,335	13,994	14,398	14,538	14,479	14,837	15,025	14,880	14,391	14,148	15,021	15,614	15,698	15,915	16,204	15,718	16,180	16,499	16,795	17,095	17,370	17,074	17,577	17,255	17,500	17,624	17,233	17,227	17,596	18,106	18,245	18,516	18,901	19,146	19,233	19,225	19,351	19,469	18,895	19,703	20,154	20,107
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class II | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US Aggregate Bond Index*
Accumulated Value	10,000	10,063	10,052	10,046	9,969	9,733		9,747	9,766	9,832	9,826	9,902	9,979	9,969	10,011	10,101	10,053	10,059	10,046	10,092	9,976	9,881	9,945	9,871	9,941	9,929	9,931	9,995	9,931	9,852	9,911	10,093	10,200	10,195	10,390	10,393	10,577	10,710	10,734	11,012	10,953	10,986	10,981	10,973	11,184	11,386	11,319	11,520	11,573	11,646	11,820	11,725	11,718	11,666	11,781	11,797	11,712	11,543	11,399	11,489	11,527	11,607	11,737	11,715	11,614	11,610	11,645	11,615	11,365	11,238	10,926	10,511	10,579	10,413	10,667	10,366	9,918	9,790	10,150	10,104	10,415	10,145	10,403	10,466	10,352	10,315	10,308	10,242	9,982	9,824	10,269	10,662	10,633	10,483	10,580	10,312	10,487	10,587	10,834	10,990	11,137	10,860	10,975	10,796	10,853	11,092	11,096	11,140	11,060	11,230	11,200	11,334	11,458	11,529	11,601	11,584	11,596	11,786	11,578	11,591	11,628	11,656
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class II | Income & Growth Blended Benchmark-1 (40% Equity)
Account Value [Line Items]
Line Graph and Table Measure Name							Income & Growth Blended Benchmark-1 (40% Equity)(a)
Accumulated Value	10,000	10,216	10,224	10,255	10,100	10,041		10,132	10,258	10,426	10,460	10,574	10,706	10,731	10,886	10,954	11,022	11,114	11,237	11,324	11,550	11,311	11,269	11,245	11,310	11,293	11,437	11,543	11,520	11,110	11,213	10,967	11,421	11,553	11,715	11,883	11,694	12,116	12,160	12,200	12,257	12,413	12,540	12,724	12,797	12,467	11,621	12,287	12,587	12,792	13,225	13,529	13,336	13,204	13,974	14,294	14,221	14,264	14,318	14,652	14,764	14,877	15,019	15,161	14,813	15,114	14,971	15,195	14,680	14,438	14,350	13,533	13,565	12,915	13,489	13,067	12,235	12,500	13,141	12,908	13,500	13,157	13,488	13,598	13,461	13,790	14,017	13,810	13,375	13,104	13,936	14,536	14,520	14,686	14,946	14,537	14,905	15,088	15,415	15,708	15,981	15,628	15,977	15,654	15,908	16,010	15,761	15,906	16,242	16,694	16,748	17,046	17,371	17,558	17,623	17,687	17,933	18,157	17,452	18,223	18,627	18,584
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class II | Blended Secondary Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name							Blended Secondary Benchmark(b)
Accumulated Value	10,000	10,182	10,182	10,180	10,062	10,081		10,168	10,257	10,458	10,460	10,547	10,652	10,673	10,786	10,853	10,915	11,021	11,148	11,227	11,413	11,186	11,113	11,085	11,236	11,257	11,427	11,618	11,604	11,237	11,367	11,072	11,493	11,638	11,853	12,048	11,860	12,278	12,364	12,464	12,521	12,652	12,833	12,984	13,120	12,819	12,146	12,888	13,167	13,317	13,727	14,061	13,843	13,662	14,334	14,565	14,449	14,494	14,648	15,024	15,094	15,293	15,532	15,705	15,338	15,765	15,747	16,008	15,487	15,206	15,200	14,353	14,415	13,814	14,510	14,049	13,199	13,534	14,112	13,755	14,335	13,994	14,398	14,538	14,479	14,837	15,025	14,880	14,391	14,148	15,021	15,614	15,698	15,915	16,204	15,718	16,180	16,499	16,795	17,095	17,370	17,074	17,577	17,255	17,500	17,624	17,233	17,227	17,596	18,106	18,245	18,516	18,901	19,146	19,233	19,225	19,351	19,469	18,895	19,703	20,154	20,107
Morningstar Balanced ETF Asset Allocation Portfolio | Class I | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US Aggregate Bond Index*
Accumulated Value	10,000	10,063	10,052	10,046	9,969	9,733		9,747	9,766	9,832	9,826	9,902	9,979	9,969	10,011	10,101	10,053	10,059	10,046	10,092	9,976	9,881	9,945	9,871	9,941	9,929	9,931	9,995	9,931	9,852	9,911	10,093	10,200	10,195	10,390	10,393	10,577	10,710	10,734	11,012	10,953	10,986	10,981	10,973	11,184	11,386	11,319	11,520	11,573	11,646	11,820	11,725	11,718	11,666	11,781	11,797	11,712	11,543	11,399	11,489	11,527	11,607	11,737	11,715	11,614	11,610	11,645	11,615	11,365	11,238	10,926	10,511	10,579	10,413	10,667	10,366	9,918	9,790	10,150	10,104	10,415	10,145	10,403	10,466	10,352	10,315	10,308	10,242	9,982	9,824	10,269	10,662	10,633	10,483	10,580	10,312	10,487	10,587	10,834	10,990	11,137	10,860	10,975	10,796	10,853	11,092	11,096	11,140	11,060	11,230	11,200	11,334	11,458	11,529	11,601	11,584	11,596	11,786	11,578	11,591	11,628	11,656
Morningstar Balanced ETF Asset Allocation Portfolio | Class I | Balanced Blended Benchmark-1 (60% Equity)
Account Value [Line Items]
Line Graph and Table Measure Name							Balanced Blended Benchmark-1 (60% Equity)(a)
Accumulated Value	10,000	10,289	10,305	10,343	10,169	10,207		10,341	10,511	10,735	10,787	10,917	11,071	11,114	11,310	11,371	11,502	11,647	11,826	11,944	12,313	11,980	11,873	11,885	11,983	11,966	12,188	12,342	12,333	11,725	11,864	11,382	12,012	12,227	12,392	12,656	12,269	12,838	12,898	12,832	12,956	13,178	13,398	13,676	13,691	13,085	11,873	12,792	13,213	13,484	14,029	14,544	14,246	14,051	15,189	15,665	15,598	15,774	15,960	16,454	16,603	16,776	16,930	17,185	16,686	17,208	16,964	17,358	16,646	16,335	16,391	15,314	15,338	14,407	15,209	14,706	13,606	14,100	14,924	14,539	15,330	14,931	15,310	15,457	15,314	15,873	16,246	15,943	15,375	15,001	16,109	16,862	16,875	17,253	17,640	17,102	17,632	17,902	18,286	18,661	19,020	18,606	19,155	18,719	19,122	19,144	18,680	18,836	19,469	20,133	20,279	20,701	21,201	21,502	21,571	21,683	22,093	22,364	21,277	22,627	23,340	23,259
Morningstar Balanced ETF Asset Allocation Portfolio | Class I | Blended Secondary Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name							Blended Secondary Benchmark(b)
Accumulated Value	10,000	10,245	10,250	10,248	10,107	10,240		10,367	10,493	10,770	10,775	10,874	10,997	11,034	11,189	11,248	11,367	11,529	11,735	11,834	12,189	11,876	11,724	11,718	11,920	11,959	12,227	12,497	12,509	11,959	12,133	11,561	12,164	12,396	12,631	12,940	12,534	13,125	13,249	13,255	13,377	13,567	13,860	14,108	14,208	13,604	12,566	13,618	14,031	14,232	14,794	15,387	15,033	14,768	15,793	16,165	16,023	16,200	16,549	17,129	17,222	17,509	17,833	18,146	17,580	18,317	18,261	18,735	17,999	17,600	17,806	16,618	16,677	15,752	16,770	16,180	15,021	15,677	16,423	15,828	16,611	16,206	16,721	16,917	16,892	17,541	17,876	17,663	16,989	16,674	17,876	18,625	18,795	19,298	19,740	19,068	19,760	20,258	20,588	21,002	21,379	21,063	21,891	21,444	21,847	21,860	21,126	21,073	21,813	22,607	22,890	23,275	23,882	24,276	24,371	24,368	24,591	24,633	23,734	25,239	26,068	25,944
Morningstar Balanced ETF Asset Allocation Portfolio | Class II | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US Aggregate Bond Index*
Accumulated Value	10,000	10,063	10,052	10,046	9,969	9,733		9,747	9,766	9,832	9,826	9,902	9,979	9,969	10,011	10,101	10,053	10,059	10,046	10,092	9,976	9,881	9,945	9,871	9,941	9,929	9,931	9,995	9,931	9,852	9,911	10,093	10,200	10,195	10,390	10,393	10,577	10,710	10,734	11,012	10,953	10,986	10,981	10,973	11,184	11,386	11,319	11,520	11,573	11,646	11,820	11,725	11,718	11,666	11,781	11,797	11,712	11,543	11,399	11,489	11,527	11,607	11,737	11,715	11,614	11,610	11,645	11,615	11,365	11,238	10,926	10,511	10,579	10,413	10,667	10,366	9,918	9,790	10,150	10,104	10,415	10,145	10,403	10,466	10,352	10,315	10,308	10,242	9,982	9,824	10,269	10,662	10,633	10,483	10,580	10,312	10,487	10,587	10,834	10,990	11,137	10,860	10,975	10,796	10,853	11,092	11,096	11,140	11,060	11,230	11,200	11,334	11,458	11,529	11,601	11,584	11,596	11,786	11,578	11,591	11,628	11,656
Morningstar Balanced ETF Asset Allocation Portfolio | Class II | Balanced Blended Benchmark-1 (60% Equity)
Account Value [Line Items]
Line Graph and Table Measure Name							Balanced Blended Benchmark-1 (60% Equity)(a)
Accumulated Value	10,000	10,289	10,305	10,343	10,169	10,207		10,341	10,511	10,735	10,787	10,917	11,071	11,114	11,310	11,371	11,502	11,647	11,826	11,944	12,313	11,980	11,873	11,885	11,983	11,966	12,188	12,342	12,333	11,725	11,864	11,382	12,012	12,227	12,392	12,656	12,269	12,838	12,898	12,832	12,956	13,178	13,398	13,676	13,691	13,085	11,873	12,792	13,213	13,484	14,029	14,544	14,246	14,051	15,189	15,665	15,598	15,774	15,960	16,454	16,603	16,776	16,930	17,185	16,686	17,208	16,964	17,358	16,646	16,335	16,391	15,314	15,338	14,407	15,209	14,706	13,606	14,100	14,924	14,539	15,330	14,931	15,310	15,457	15,314	15,873	16,246	15,943	15,375	15,001	16,109	16,862	16,875	17,253	17,640	17,102	17,632	17,902	18,286	18,661	19,020	18,606	19,155	18,719	19,122	19,144	18,680	18,836	19,469	20,133	20,279	20,701	21,201	21,502	21,571	21,683	22,093	22,364	21,277	22,627	23,340	23,259
Morningstar Balanced ETF Asset Allocation Portfolio | Class II | Blended Secondary Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name							Blended Secondary Benchmark(b)
Accumulated Value	10,000	10,245	10,250	10,248	10,107	10,240		10,367	10,493	10,770	10,775	10,874	10,997	11,034	11,189	11,248	11,367	11,529	11,735	11,834	12,189	11,876	11,724	11,718	11,920	11,959	12,227	12,497	12,509	11,959	12,133	11,561	12,164	12,396	12,631	12,940	12,534	13,125	13,249	13,255	13,377	13,567	13,860	14,108	14,208	13,604	12,566	13,618	14,031	14,232	14,794	15,387	15,033	14,768	15,793	16,165	16,023	16,200	16,549	17,129	17,222	17,509	17,833	18,146	17,580	18,317	18,261	18,735	17,999	17,600	17,806	16,618	16,677	15,752	16,770	16,180	15,021	15,677	16,423	15,828	16,611	16,206	16,721	16,917	16,892	17,541	17,876	17,663	16,989	16,674	17,876	18,625	18,795	19,298	19,740	19,068	19,760	20,258	20,588	21,002	21,379	21,063	21,891	21,444	21,847	21,860	21,126	21,073	21,813	22,607	22,890	23,275	23,882	24,276	24,371	24,368	24,591	24,633	23,734	25,239	26,068	25,944
Morningstar Growth ETF Asset Allocation Portfolio | Class I | Growth Blended Benchmark-1 (80% Equity)
Account Value [Line Items]
Line Graph and Table Measure Name							Growth Blended Benchmark-1 (80% Equity)(a)
Accumulated Value	10,000	10,360	10,383	10,428	10,238	10,381		10,559	10,772	11,055	11,125	11,269	11,444	11,507	11,746	11,794	11,995	12,197	12,439	12,588	13,120	12,685	12,505	12,561	12,694	12,678	12,986	13,192	13,202	12,374	12,553	11,802	12,616	12,921	13,083	13,455	12,840	13,562	13,640	13,446	13,647	13,940	14,263	14,645	14,586	13,665	12,070	13,240	13,783	14,123	14,779	15,526	15,114	14,850	16,383	17,034	16,978	17,316	17,667	18,343	18,534	18,773	18,934	19,324	18,650	19,440	19,071	19,672	18,739	18,354	18,609	17,243	17,254	15,995	17,054	16,474	15,079	15,854	16,877	16,310	17,325	16,876	17,300	17,489	17,348	18,194	18,752	18,336	17,622	17,132	18,554	19,470	19,527	20,186	20,731	20,051	20,780	21,160	21,595	22,064	22,525	22,059	22,864	22,297	22,895	22,789	22,041	22,205	23,235	24,164	24,440	25,018	25,744	26,196	26,264	26,444	27,078	27,393	25,811	27,947	29,088	28,952
Morningstar Growth ETF Asset Allocation Portfolio | Class I | Blended Secondary Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name							Blended Secondary Benchmark(b)
Accumulated Value	10,000	10,308	10,317	10,317	10,151	10,404		10,571	10,736	11,091	11,100	11,208	11,352	11,406	11,604	11,653	11,834	12,057	12,349	12,470	13,013	12,605	12,364	12,384	12,640	12,699	13,078	13,436	13,480	12,721	12,944	12,056	12,855	13,184	13,439	13,875	13,219	13,998	14,165	14,059	14,254	14,510	14,930	15,288	15,342	14,387	12,948	14,322	14,881	15,137	15,865	16,752	16,241	15,881	17,302	17,839	17,670	18,008	18,594	19,418	19,539	19,931	20,355	20,842	20,030	21,152	21,047	21,791	20,795	20,251	20,740	19,135	19,188	17,861	19,266	18,528	17,003	18,060	19,000	18,108	19,129	18,657	19,300	19,564	19,589	20,611	21,138	20,842	19,941	19,542	21,147	22,078	22,362	23,254	23,896	22,994	23,984	24,718	25,074	25,633	26,140	25,820	27,087	26,482	27,100	26,937	25,725	25,605	26,858	28,033	28,522	29,052	29,964	30,563	30,661	30,667	31,029	30,942	29,600	32,092	33,463	33,224
Morningstar Growth ETF Asset Allocation Portfolio | Class II | Growth Blended Benchmark-1 (80% Equity)
Account Value [Line Items]
Line Graph and Table Measure Name							Growth Blended Benchmark-1 (80% Equity)(a)
Accumulated Value	10,000	10,360	10,383	10,428	10,238	10,381		10,559	10,772	11,055	11,125	11,269	11,444	11,507	11,746	11,794	11,995	12,197	12,439	12,588	13,120	12,685	12,505	12,561	12,694	12,678	12,986	13,192	13,202	12,374	12,553	11,802	12,616	12,921	13,083	13,455	12,840	13,562	13,640	13,446	13,647	13,940	14,263	14,645	14,586	13,665	12,070	13,240	13,783	14,123	14,779	15,526	15,114	14,850	16,383	17,034	16,978	17,316	17,667	18,343	18,534	18,773	18,934	19,324	18,650	19,440	19,071	19,672	18,739	18,354	18,609	17,243	17,254	15,995	17,054	16,474	15,079	15,854	16,877	16,310	17,325	16,876	17,300	17,489	17,348	18,194	18,752	18,336	17,622	17,132	18,554	19,470	19,527	20,186	20,731	20,051	20,780	21,160	21,595	22,064	22,525	22,059	22,864	22,297	22,895	22,789	22,041	22,205	23,235	24,164	24,440	25,018	25,744	26,196	26,264	26,444	27,078	27,393	25,811	27,947	29,088	28,952
Morningstar Growth ETF Asset Allocation Portfolio | Class II | Blended Secondary Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name							Blended Secondary Benchmark(b)
Accumulated Value	10,000	10,308	10,317	10,317	10,151	10,404		10,571	10,736	11,091	11,100	11,208	11,352	11,406	11,604	11,653	11,834	12,057	12,349	12,470	13,013	12,605	12,364	12,384	12,640	12,699	13,078	13,436	13,480	12,721	12,944	12,056	12,855	13,184	13,439	13,875	13,219	13,998	14,165	14,059	14,254	14,510	14,930	15,288	15,342	14,387	12,948	14,322	14,881	15,137	15,865	16,752	16,241	15,881	17,302	17,839	17,670	18,008	18,594	19,418	19,539	19,931	20,355	20,842	20,030	21,152	21,047	21,791	20,795	20,251	20,740	19,135	19,188	17,861	19,266	18,528	17,003	18,060	19,000	18,108	19,129	18,657	19,300	19,564	19,589	20,611	21,138	20,842	19,941	19,542	21,147	22,078	22,362	23,254	23,896	22,994	23,984	24,718	25,074	25,633	26,140	25,820	27,087	26,482	27,100	26,937	25,725	25,605	26,858	28,033	28,522	29,052	29,964	30,563	30,661	30,667	31,029	30,942	29,600	32,092	33,463	33,224
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class I | Aggressive Growth Blended Benchmark-1 (95% Equity)
Account Value [Line Items]
Line Graph and Table Measure Name							Aggressive Growth Blended Benchmark-1 (95% Equity)(a)
Accumulated Value	10,000	10,413	10,443	10,491	10,290	10,520		10,733	10,978	11,307	11,391	11,545	11,734	11,814	12,083	12,121	12,379	12,628	12,919	13,093	13,754	13,236	12,994	13,086	13,254	13,240	13,621	13,874	13,901	12,890	13,103	12,127	13,087	13,468	13,629	14,089	13,285	14,130	14,226	13,928	14,190	14,540	14,951	15,418	15,300	14,119	12,218	13,585	14,226	14,618	15,361	16,299	15,791	15,471	17,324	18,117	18,072	18,551	19,049	19,884	20,106	20,411	20,578	21,091	20,265	21,296	20,820	21,606	20,474	20,025	20,464	18,847	18,847	17,303	18,590	17,949	16,301	17,325	18,514	17,777	18,986	18,499	18,958	19,184	19,053	20,160	20,884	20,369	19,526	18,934	20,634	21,692	21,796	22,722	23,414	22,604	23,518	24,008	24,483	25,034	25,585	25,086	26,144	25,457	26,241	26,004	24,975	25,129	26,537	27,716	28,128	28,849	29,794	30,395	30,463	30,703	31,546	31,891	29,846	32,745	34,309	34,124
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class I | Blended Secondary Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name							Blended Secondary Benchmark(b)
Accumulated Value	10,000	10,353	10,367	10,368	10,185	10,531		10,729	10,924	11,339	11,352	11,467	11,625	11,693	11,924	11,964	12,195	12,466	12,829	12,967	13,665	13,180	12,866	12,908	13,208	13,284	13,754	14,184	14,256	13,325	13,587	12,434	13,387	13,795	14,063	14,604	13,736	14,664	14,866	14,661	14,918	15,227	15,752	16,203	16,213	14,959	13,200	14,819	15,493	15,790	16,648	17,778	17,136	16,699	18,444	19,119	18,929	19,411	20,206	21,239	21,383	21,865	22,370	23,014	21,988	23,451	23,300	24,289	23,069	22,400	23,159	21,196	21,240	19,558	21,295	20,440	18,607	20,026	21,126	19,965	21,188	20,669	21,416	21,740	21,818	23,184	23,891	23,522	22,426	21,961	23,916	24,994	25,389	26,659	27,487	26,385	27,651	28,606	28,970	29,659	30,280	29,982	31,670	30,927	31,753	31,394	29,715	29,529	31,284	32,820	33,515	34,180	35,384	36,182	36,278	36,296	36,798	36,563	34,801	38,272	40,191	39,833
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class II | Aggressive Growth Blended Benchmark-1 (95% Equity)
Account Value [Line Items]
Line Graph and Table Measure Name							Aggressive Growth Blended Benchmark-1 (95% Equity)(a)
Accumulated Value	10,000	10,413	10,443	10,491	10,290	10,520		10,733	10,978	11,307	11,391	11,545	11,734	11,814	12,083	12,121	12,379	12,628	12,919	13,093	13,754	13,236	12,994	13,086	13,254	13,240	13,621	13,874	13,901	12,890	13,103	12,127	13,087	13,468	13,629	14,089	13,285	14,130	14,226	13,928	14,190	14,540	14,951	15,418	15,300	14,119	12,218	13,585	14,226	14,618	15,361	16,299	15,791	15,471	17,324	18,117	18,072	18,551	19,049	19,884	20,106	20,411	20,578	21,091	20,265	21,296	20,820	21,606	20,474	20,025	20,464	18,847	18,847	17,303	18,590	17,949	16,301	17,325	18,514	17,777	18,986	18,499	18,958	19,184	19,053	20,160	20,884	20,369	19,526	18,934	20,634	21,692	21,796	22,722	23,414	22,604	23,518	24,008	24,483	25,034	25,585	25,086	26,144	25,457	26,241	26,004	24,975	25,129	26,537	27,716	28,128	28,849	29,794	30,395	30,463	30,703	31,546	31,891	29,846	32,745	34,309	34,124
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class II | Blended Secondary Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name							Blended Secondary Benchmark(b)
Accumulated Value	10,000	10,353	10,367	10,368	10,185	10,531		10,729	10,924	11,339	11,352	11,467	11,625	11,693	11,924	11,964	12,195	12,466	12,829	12,967	13,665	13,180	12,866	12,908	13,208	13,284	13,754	14,184	14,256	13,325	13,587	12,434	13,387	13,795	14,063	14,604	13,736	14,664	14,866	14,661	14,918	15,227	15,752	16,203	16,213	14,959	13,200	14,819	15,493	15,790	16,648	17,778	17,136	16,699	18,444	19,119	18,929	19,411	20,206	21,239	21,383	21,865	22,370	23,014	21,988	23,451	23,300	24,289	23,069	22,400	23,159	21,196	21,240	19,558	21,295	20,440	18,607	20,026	21,126	19,965	21,188	20,669	21,416	21,740	21,818	23,184	23,891	23,522	22,426	21,961	23,916	24,994	25,389	26,659	27,487	26,385	27,651	28,606	28,970	29,659	30,280	29,982	31,670	30,927	31,753	31,394	29,715	29,529	31,284	32,820	33,515	34,180	35,384	36,182	36,278	36,296	36,798	36,563	34,801	38,272	40,191	39,833
ALPS | Alerian Energy Infrastructure Portfolio | Class I | Alerian Midstream Energy Select Index
Account Value [Line Items]
Line Graph and Table Measure Name							Alerian Midstream Energy Select Index
Accumulated Value	10,000	10,055	10,359	10,922	10,440	10,856		11,315	11,466	11,567	11,614	11,423	11,032	11,179	11,501	11,129	11,440	11,053	10,976	11,401	11,447	10,244	9,895	10,412	10,936	11,149	11,562	11,408	11,212	10,385	10,376	9,386	10,894	11,043	11,471	11,342	11,133	11,490	11,256	10,923	11,205	10,796	10,577	11,484	11,022	9,891	5,788	7,686	8,233	7,988	7,952	8,172	7,259	7,270	8,687	8,794	9,224	9,913	10,615	11,245	11,987	12,554	12,090	11,914	12,473	13,170	12,173	12,377	13,386	14,002	15,042	14,714	15,679	13,611	15,089	15,105	13,473	15,082	15,723	14,748	15,492	14,873	14,786	15,137	14,597	15,652	16,328	16,246	16,125	16,043	17,174	17,076	17,190	17,892	19,128	19,018	19,714	20,305	20,913	21,764	21,912	22,754	25,972	24,441	25,289	25,734	26,119	24,604	25,246	26,026	25,928	26,164	26,471	24,725	26,094	26,050	28,087	30,775	32,143	32,884	31,877	32,400
ALPS | Alerian Energy Infrastructure Portfolio | Class III | Alerian Midstream Energy Select Index
Account Value [Line Items]
Line Graph and Table Measure Name							Alerian Midstream Energy Select Index
Accumulated Value	10,000	10,055	10,359	10,922	10,440	10,856		11,315	11,466	11,567	11,614	11,423	11,032	11,179	11,501	11,129	11,440	11,053	10,976	11,401	11,447	10,244	9,895	10,412	10,936	11,149	11,562	11,408	11,212	10,385	10,376	9,386	10,894	11,043	11,471	11,342	11,133	11,490	11,256	10,923	11,205	10,796	10,577	11,484	11,022	9,891	5,788	7,686	8,233	7,988	7,952	8,172	7,259	7,270	8,687	8,794	9,224	9,913	10,615	11,245	11,987	12,554	12,090	11,914	12,473	13,170	12,173	12,377	13,386	14,002	15,042	14,714	15,679	13,611	15,089	15,105	13,473	15,082	15,723	14,748	15,492	14,873	14,786	15,137	14,597	15,652	16,328	16,246	16,125	16,043	17,174	17,076	17,190	17,892	19,128	19,018	19,714	20,305	20,913	21,764	21,912	22,754	25,972	24,441	25,289	25,734	26,119	24,604	25,246	26,026	25,928	26,164	26,471	24,725	26,094	26,050	28,087	30,775	32,143	32,884	31,877	32,400
ALPS Global Opportunity Portfolio | Class I | Red Rocks Global Listed Private Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name							Red Rocks Global Listed Private Equity Index
Accumulated Value	10,000	10,629	10,830	11,007	10,770	11,102		11,421	11,840	11,976	12,125	12,728	13,131	13,322	13,729	13,452	14,076	14,215	14,017	14,308	15,306	14,542	14,172	14,400	14,292	14,271	14,857	14,945	15,034	13,518	13,338	12,229	13,526	13,930	14,014	14,805	14,024	14,850	14,915	14,686	14,984	15,434	15,988	16,714	16,780	15,008	11,026	12,514	13,520	14,097	14,670	15,560	15,066	14,869	17,493	18,989	19,140	19,958	20,559	22,165	22,656	22,471	23,683	23,999	22,779	24,798	23,712	24,297	22,113	20,780	20,615	18,021	18,188	15,721	17,488	16,074	13,742	14,860	16,200	15,455	17,422	17,344	16,566	17,015	16,643	17,594	18,744	18,015	17,554	16,247	19,259	21,402	21,356	22,117	22,845	22,006	22,718	22,312	24,012	24,092	25,333	24,936	26,548	25,230	27,028	25,916	24,323	24,184	25,260	26,708	27,155	27,795	27,239	26,366	26,160	27,105	27,291	24,506	22,703	24,580	24,738	23,071
ALPS Global Opportunity Portfolio | Class I | Morningstar Global Markets Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name							Morningstar Global Markets Mid Cap Index
Accumulated Value	10,000	10,499	10,497	10,605	10,317	10,499		10,627	10,964	11,265	11,351	11,559	11,759	11,813	12,092	12,089	12,366	12,576	12,892	13,146	13,746	13,179	13,086	13,179	13,236	13,159	13,406	13,539	13,454	12,278	12,508	11,554	12,661	13,081	13,141	13,534	12,746	13,551	13,605	13,207	13,494	13,821	14,179	14,598	14,323	13,046	10,598	11,928	12,695	13,024	13,729	14,353	14,102	13,988	15,938	16,712	16,680	17,392	17,814	18,611	18,894	18,945	19,006	19,486	18,780	19,557	18,825	19,576	18,359	18,225	18,487	17,217	17,255	15,576	16,735	16,229	14,589	15,510	16,737	16,207	17,521	17,038	16,903	16,951	16,440	17,516	18,252	17,605	16,806	15,981	17,596	18,785	18,481	19,234	19,962	19,191	19,663	19,493	20,243	20,716	21,259	20,767	21,956	20,765	21,478	21,183	20,536	20,667	21,833	22,680	22,925	23,526	23,839	23,788	23,959	24,114	25,055	26,180	24,264	26,355	27,193	27,650
ALPS Global Opportunity Portfolio | Class III | Red Rocks Global Listed Private Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name							Red Rocks Global Listed Private Equity Index
Accumulated Value	10,000	10,629	10,830	11,007	10,770	11,102		11,421	11,840	11,976	12,125	12,728	13,131	13,322	13,729	13,452	14,076	14,215	14,017	14,308	15,306	14,542	14,172	14,400	14,292	14,271	14,857	14,945	15,034	13,518	13,338	12,229	13,526	13,930	14,014	14,805	14,024	14,850	14,915	14,686	14,984	15,434	15,988	16,714	16,780	15,008	11,026	12,514	13,520	14,097	14,670	15,560	15,066	14,869	17,493	18,989	19,140	19,958	20,559	22,165	22,656	22,471	23,683	23,999	22,779	24,798	23,712	24,297	22,113	20,780	20,615	18,021	18,188	15,721	17,488	16,074	13,742	14,860	16,200	15,455	17,422	17,344	16,566	17,015	16,643	17,594	18,744	18,015	17,554	16,247	19,259	21,402	21,356	22,117	22,845	22,006	22,718	22,312	24,012	24,092	25,333	24,936	26,548	25,230	27,028	25,916	24,323	24,184	25,260	26,708	27,155	27,795	27,239	26,366	26,160	27,105	27,291	24,506	22,703	24,580	24,738	23,071
ALPS Global Opportunity Portfolio | Class III | Morningstar Global Markets Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name							Morningstar Global Markets Mid Cap Index
Accumulated Value	$ 10,000	$ 10,499	$ 10,497	$ 10,605	$ 10,317	$ 10,499		$ 10,627	$ 10,964	$ 11,265	$ 11,351	$ 11,559	$ 11,759	$ 11,813	$ 12,092	$ 12,089	$ 12,366	$ 12,576	$ 12,892	$ 13,146	$ 13,746	$ 13,179	$ 13,086	$ 13,179	$ 13,236	$ 13,159	$ 13,406	$ 13,539	$ 13,454	$ 12,278	$ 12,508	$ 11,554	$ 12,661	$ 13,081	$ 13,141	$ 13,534	$ 12,746	$ 13,551	$ 13,605	$ 13,207	$ 13,494	$ 13,821	$ 14,179	$ 14,598	$ 14,323	$ 13,046	$ 10,598	$ 11,928	$ 12,695	$ 13,024	$ 13,729	$ 14,353	$ 14,102	$ 13,988	$ 15,938	$ 16,712	$ 16,680	$ 17,392	$ 17,814	$ 18,611	$ 18,894	$ 18,945	$ 19,006	$ 19,486	$ 18,780	$ 19,557	$ 18,825	$ 19,576	$ 18,359	$ 18,225	$ 18,487	$ 17,217	$ 17,255	$ 15,576	$ 16,735	$ 16,229	$ 14,589	$ 15,510	$ 16,737	$ 16,207	$ 17,521	$ 17,038	$ 16,903	$ 16,951	$ 16,440	$ 17,516	$ 18,252	$ 17,605	$ 16,806	$ 15,981	$ 17,596	$ 18,785	$ 18,481	$ 19,234	$ 19,962	$ 19,191	$ 19,663	$ 19,493	$ 20,243	$ 20,716	$ 21,259	$ 20,767	$ 21,956	$ 20,765	$ 21,478	$ 21,183	$ 20,536	$ 20,667	$ 21,833	$ 22,680	$ 22,925	$ 23,526	$ 23,839	$ 23,788	$ 23,959	$ 24,114	$ 25,055	$ 26,180	$ 24,264	$ 26,355	$ 27,193	$ 27,650